DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - Canberra Subscription (Details) - Capital Airport Group	Sep. 18, 2023 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Investment amount subject to reduction pursuant to subscription	$ 10,000,000.0
Number of dollars reduced for every three dollars pursuant to subscription	1
Minimum
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Aggregate Amount	5,000,000.0
Private Placement
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Subscription amount serve as backstop for subsequent capital raised	$ 5,000,000.0
Share Price (in dollars) | $ / shares	$ 10.20
Private Placement | Minimum
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Aggregate Amount	$ 5,000,000.0
Private Placement | Maximum
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Aggregate Amount	$ 10,000,000.0